Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Foreign Currency Risk through Financial Assets and Liabilities

The Company is exposed to foreign currency risk through the following financial assets and liabilities denominated in currencies other than U.S. dollars:

			Accounts
			payable and
			accrued
30 June 2018	Cash	Receivables	liabilities
Canadian dollars	987	10,016	(128,813)
Indonesian Rupiah	211,156,790	-	(341,664,000)
			Accounts
			payable and
			accrued
30 June 2017	Cash	Receivables	liabilities
Canadian dollars	5,012	3,212	(63,243)
Indonesian Rupiah	16,857,875	-	(304,510,667)
			Accounts
			payable and
			accrued
30 June 2016	Cash	Receivables	liabilities
Canadian dollars	-	1,662	(113,539)
Indonesian Rupiah	11,640,117	-	(28,443,867)